Accounts Receivable (Tables)	12 Months Ended
Jun. 30, 2025
Accounts Receivable [Abstract]
Schedule of Accounts Receivable

Accounts receivable as of June 30, 2025 and 2024 consisted of the following:

	2025	2024
Accounts receivable	$9,502,209	$10,114,565
Less: allowance for doubtful accounts	(201,730)	(231,257)
Accounts receivable, net	$9,300,479	$9,883,308

Schedule of Allowance for Doubtful Accounts

Changes of allowance for doubtful accounts for the fiscal years ended June 30, 2025 and 2024 were as follows:

	2025	2024
Beginning balance	$(231,257)	$(167,691)
Provision adjustment for accounts receivable	32,871	(63,932)
Exchange difference	(3,344)	366
Ending balance	$(201,730)	$(231,257)